Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2018
Profit or loss [abstract]
Computation of Weighted Average Number of Shares

The following reflects the income and share data used in the basic and diluted earnings per share computations:

Computation of weighted average number of shares

For the year ended March 31,	2016	2017	2018
Weighted average number of ordinary shares for basic earnings per share	2,965,004,871	2,964,333,584	3,709,778,760
Effect of dilution:
Potential ordinary shares relating to share option awards	—	1,227,287	7,687,551
Adjusted weighted average number of ordinary shares for diluted earnings per share	2,965,004,871	2,965,560,871	3,717,466,311

Computation of Basic and Diluted Earnings per Share

Computation of basic and diluted earnings per share

Basic earnings per share:

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million except EPS data)	(₹ in million except EPS data)	(₹ in million except EPS data)	(US dollars in million except EPS data)
Profit / (loss) for the year attributable to equity holders of the parent	(125,153)	55,033	13,705	210
Weighted average number of ordinary shares for basic earnings per share*	2,965,004,871	2,964,333,584	3,709,778,760	3,709,778,760

Earnings / (loss) per share	(42.21)	18.57	3.69	0.06

Diluted earnings per share:

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million except EPS data)	(₹ in million except EPS data)	(₹ in million except EPS data)	(US dollars in million except EPS data)
Profit / (loss) for the year attributable to equity holders of the parent	(125,153)	55,033	13,705	210
Adjusted weighted average number of ordinary shares for diluted earnings per share*	2,965,004,871	2,965,560,871	3,717,466,311	3,717,466,311

Earnings / (loss) per share	(42.21)	18.56	3.69	0.06

*	After excluding the impact of treasury shares